Classification of financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Classification of financial assets and liabilities
Note 12. Classification of financial assets and liabilities
Financial assets by accounting category

	December 31, 2025
	Financial assets at fair value		Amortized cost	Total
Skr mn	Mandatorily	Derivatives used for hedge accounting
Cash and cash equivalents	—	—	7,259	7,259
Treasuries/government bonds	13,419	—	—	13,419
Other interest-bearing securities except loans	43,237	—	—	43,237
Loans in the form of interest-bearing securities	—	—	47,485	47,485
Loans to credit institutions	—	—	22,939	22,939
Loans to the public	—	—	200,216	200,216
Derivatives	3,776	2,944	—	6,721
Shares	—	—	—	—
Total financial assets	60,433	2,944	277,900	341,277

	December 31, 2024
	Financial assets at fair value		Amortized cost	Total
Skr mn	Mandatorily	Derivatives used for hedge accounting
Cash and cash equivalents	—	—	5,219	5,219
Treasuries/government bonds	4,150	—	—	4,150
Other interest-bearing securities except loans	52,843	—	—	52,843
Loans in the form of interest-bearing securities	—	—	48,726	48,726
Loans to credit institutions	—	—	13,529	13,529
Loans to the public	—	—	224,354	224,354
Derivatives	8,674	1,969	—	10,643
Shares	20	—	—	20
Total financial assets	65,687	1,969	291,828	359,484
Financial liabilities by accounting category

	December 31, 2025
	Financial liabilities at fair value
Skr mn	Mandatorily	Designated upon initial recognition (FVO)	Derivatives used for hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	4,410	4,410
Debt securities issued	0	16,861	—	283,362	300,222
Derivatives	7,578	—	1,409	—	8,988
Total financial liabilities	7,578	16,861	1,409	287,772	313,620

	December 31, 2024
	Financial liabilities at fair value
Skr mn	Mandatorily	Designated upon initial recognition (FVO)	Derivatives used for hedge accounting	Amortized cost	Total
Borrowing from credit institutions	—	—	—	8,607	8,607
Debt securities issued	0	17,908	—	298,480	316,388
Derivatives	2,303	—	2,924	—	5,227
Total financial liabilities	2,303	17,908	2,924	307,087	330,222